SASCO 2007-BC4
Credit Risk Management Report
February 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Loss Analysis
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4
Executive Summary
February 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Servicer(s): Aurora Loan Services, Chase Home Finance, Colonial Savings,
Countrywide, Home Loan Services, HomEq, Midwest Loan
Services, Ocwen Loan Servicing, LLC, PHH Mortgage Services,
Select Portfolio Servicing, Inc., Wells Fargo
Mortgage Insurer(s): General Electric Mortgage Insurance, Mortgage Guaranty
Insurance Corporation, PMI Mortgage Insurance Co., Radian
Guaranty, Republic Mortgage Insurance Company, Triad
Guaranty Insurance Company, United Guaranty Residential
Insurance Company
Delinquency Reporting Method:
Master Servicer: Aurora Loan Services
Closing Date: 12/30/2007
Depositor: Structured Asset Securities Corporation
Securities Administrator: US Bank NA
Collateral Summary
Loan Count 5,949 5,841 98.18%
Collateral Balance $1,311,380,749 $1,281,738,421 97.73%
Closing Date
As of 2/25/2008
2/25/2008 Balance as
Percentage of Closing Date
Balance
2008 Clayton Fixed Income Services Inc. All rights reserved.
Collateral Statistics
Early Payment Defaults* 86 $23,382,807
First Payment Defaults 16 $4,234,466
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
2/25/2008 $77,873 2
Loss Summary
Remittance Losses Remitted to the Trust Number of Loan-Level Losses/Gains
Loss Analysis
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
Loss Issues for Current Month
2/25/2008 $165,181 $165,181 $0
Remittance Date Amount Remitted to the
Trust
Amount Remitted by the
Servicers
Difference
Total Cash Flows
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the
Prepayment Penalty Analysis section of this report for details regarding paid-off loans with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Prepayments
1/25/2008 $1,307,437,745 $12,549,106 0.95
2/25/2008 $1,294,326,314 $11,991,217 0.92
Remittance Date Beginning Collateral Balance Total Prepayments Percentage of Prepayment
SASCO 2007-BC4 as of 2/25/2008
2008 Clayton Fixed Income Services Inc. All rights reserved.

Delinquency Analysis
The delinquencies in the Foreclosure bucket in the remittance for this deal may be understated because of an issue with reporting between parties. Some of the delinquency buckets may not reflect what is reported on the remittance. Clayton is working with these parties to resolve the issue and have all reports reflect the most accurate information.
Section Two
Loan-Level Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: January 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
2/29/2008
This loan has been added to the Watchlist because of the high unpaid balance and high estimated loss. As of the 2/25/2008 distribution this loan is in foreclosure status.
The property securing this loan is located in California which has a four month foreclosure timeline. At origination on 11/27/2006 the property was valued at $335,000.
A BPO dated 9/17/2007 valued this property at $239,000, representing a $96,000, or 29 percent decline in value. Clayton will continue to monitor this loan to ensure that the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
41.60% 12/1/2008 $132,400 6F
Active
BPO $335,000
$239,000
$318,250
$317,555
95%
133% 09/17/2007
9914233
1
9/1/2007
CA
631
2/1/2007
2
2/29/2008
This loan has been added to the Watchlist because of the significant value decline in the property securing this loan. At origination on 7/5/2005 the property was valued at $107,000. A BPO dated 12/14/2007 valued the property at $12,600, representing a $94,400 or an 88 percent decline. Clayton has requested the original appraisal and BPO from the servicer to review the reason for the value decline and we await a response.
Default Reason: (Unknown)
110.86% 6/1/2009 $100,831 CC
Active
BPO $107,000
$12,600
$90,950
$91,467
85%
726% 12/14/2007
9914175
1
1/1/2008
LA
528
9/1/2005
1
2/4/2008
This loan was liquidated out of current status during the 1/25/2008 distribution with an active prepayment penalty flag. It does not appear that a prepayment penalty was remitted to the trust. We have asked the servicer why a penalty was not remitted and we await a response.
2/29/2008
The servicer responded to our question stating that the penalty was collected on 12/26/2007. Clayton has confirmed that a penalty in the amount of $9,314 was remitted during the 2/25/2008 distribution.
Default Reason: (Unknown)
0.00% 12/26/2007 $0 00
Active
Internal Estimate $525,000
$401,850
$243,000
$0
46%
0% 12/31/2006
9919366
1
11/1/2007
CA
585
4/1/2007
1
2/29/2008
This loan has been added to the Watchlist because of the delinquent status, high balance, and high estimated loss. This property is in foreclosure status as of the
2/25/2008 distribution and is located in New York which has an eight month foreclosure timeline. Clayton will continue to monitor this loan to ensure that the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
42.32% 5/1/2009 $253,945 6F
Active
Internal Estimate $675,000
$461,488
$600,000
$597,548
89%
129% 12/31/2006
9919207
1
9/1/2007
NY
514
7/1/2006
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: January 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
4/24/2007 the property securing this loan was valued at $1,275,000. A BPO dated 12/22/2007 valued this property at $800,000, representing a $475,000 or 37 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
35.35% 12/1/2008 $360,642 6F
Active
BPO $1,275,000
$800,000
$1,020,000
$1,018,707
80%
127% 12/22/2007
9915661
1
9/1/2007
CA
645
7/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
4/24/2007 the property securing this loan was valued at $450,000. A BPO dated 12/20/2007 valued this property at $220,000, representing a $230,000 or 51 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
60.75% 12/1/2008 $246,056 6F
Active
BPO $450,000
$220,000
$405,000
$404,683
90%
184% 12/20/2007
9915347
1
9/1/2007
CA
629
7/1/2007
2
2/29/2008
As of the 2/25/2008 distribution the borrower on this loan is due for the 10/1/2007 payment. This property is located in California which has a eight month foreclosure timeline. At origination on 1/16/2007 the property securing this loan was valued at $250,000. A BPO dated 12/21/2007 valued this property at $125,000, representing a
$125,000 or 50 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
59.35% 12/1/2008 $133,544 69
Active
BPO $250,000
$125,000
$225,000
$225,000
90%
180% 12/21/2007
9914268
1
9/1/2007
CA
560
3/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
11/15/2006 the property securing this loan was valued at $925,000. A BPO dated 11/30/2007 valued this property at $775,000, representing a $150,000 or 16 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
22.97% 12/1/2008 $191,237 CF
Active
BPO $925,000
$775,000
$832,500
$831,372
90%
107% 11/30/2007
9914239
1
9/1/2007
CA
611
1/1/2007
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: January 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
6/4/2007 the property securing this loan was valued at $625,000. A BPO dated 11/5/2007 valued this property at $390,000, representing a $235,000 or 38 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
42.41% 12/1/2008 $225,329 6F
Active
BPO $625,000
$390,000
$531,250
$530,567
85%
136% 11/05/2007
9916715
1
9/1/2007
CA
631
8/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in New Jersey which has a 10 month foreclosure timeline. At origination on
6/11/2007 the property securing this loan was valued at $730,000. A BPO dated 12/18/2007 valued this property at $435,000, representing a $295,000 or 40 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
46.52% 6/1/2009 $271,679 6F
Active
BPO $730,000
$435,000
$584,000
$583,256
80%
134% 12/18/2007
9916461
1
9/1/2007
NJ
691
8/1/2007
2
2/29/2008
As of the 2/25/2008 distribution the borrower on this loan is due for the 11/1/2007 payment. This property is located in California which has a eight month foreclosure timeline. At origination on 5/11/2007 the property securing this loan was valued at $475,000. A BPO dated 12/10/2007 valued this property at $220,000, representing a
$255,000 or 54 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
64.29% 1/1/2009 $274,870 36
Active
BPO $475,000
$220,000
$427,500
$427,350
90%
194% 12/10/2007
9916195
1
10/1/2007
CA
594
7/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in Massachusetts which has a four month foreclosure timeline. At origination on 5/3/2007 the property securing this loan was valued at $480,000. A BPO dated 11/15/2007 valued this property at $230,000, representing a $250,000 or 52 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
64.24% 12/1/2008 $277,542 9F
Active
BPO $480,000
$230,000
$432,000
$431,855
90%
188% 11/15/2007
9916058
1
8/1/2007
MA
602
7/1/2007
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: January 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
8/3/2007 the property securing this loan was valued at $405,000. A BPO dated 12/24/2007 valued this property at $225,000, representing a $180,000 or 44 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
60.26% 12/1/2008 $231,875 6F
Active
BPO $405,000
$225,000
$384,750
$384,750
95%
171% 12/24/2007
9918551
1
9/1/2007
CA
616
10/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
8/9/2007 the property securing this loan was valued at $420,000. A BPO dated 12/21/2007 valued this property at $259,900, representing a $160,100 or 38 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
52.38% 12/1/2008 $208,997 6F
Active
BPO $420,000
$259,900
$399,000
$399,000
95%
154% 12/21/2007
9918487
1
9/1/2007
CA
691
10/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
8/8/2007 the property securing this loan was valued at $400,000. A BPO dated 12/21/2007 valued this property at $229,000, representing a $171,000 or 43 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
56.66% 10/1/2008 $215,330 6F
Active
BPO $400,000
$229,000
$380,000
$380,000
95%
166% 12/21/2007
9918254
1
9/1/2007
VA
655
10/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in Arizona which has a four month foreclosure timeline. At origination on
7/25/2007 the property securing this loan was valued at $716,000. A BPO dated 1/2/2008 valued this property at $450,000, representing a $266,000 or 37 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
52.68% 2/1/2009 $358,284 6F
Active
BPO $716,000
$450,000
$680,000
$679,691
95%
151% 01/02/2008
9917955
1
9/1/2007
AZ
651
9/1/2007
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: January 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
2/4/2008
As of the 1/25/2008 distribution, this loan is in foreclosure status. This loan is due for the 10/1/2007 payment. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies. We will also make sure an updated valuation is received by the 2/25/2008 distribution.
2/29/2008
As of the 2/25/2008 distribution, this loan is no longer in foreclosure status. The borrower has made a payment to bring the due for 12/1/2007. According to the servicer system, a BPO was performed on this property on 12/11/2007 valuing the property at $90,000 or a $4,000 or four percent decline in value. Clayton will continue to monitor this loan to ensure that the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
10.51% 5/1/2009 $7,908 F3
Active
BPO $94,000
$90,000
$75,200
$74,716
80%
83% 12/11/2007
9920069
1
11/1/2007
OH
492
11/1/2006
2
2/4/2008
As of the 1/25/2008 distribution, this loan is in foreclosure status. This loan is due for the 10/1/2007 payment. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies. We will also make sure an updated valuation is received by the 2/25/2008 distribution.
2/29/2008
Clayton has not received an updated value on this property that is in foreclosure status. We have asked the servicer to provide the most recent valuation or to perform one if none is available. We await a response.
Default Reason: (Unknown)
37.58% 2/1/2009 $23,963 FF
Active
Internal Estimate $75,000
$57,826
$63,750
$63,368
85%
110% 12/31/2006
9920067
1
9/1/2007
SC
458
11/1/2006
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in Florida which has a five month foreclosure timeline. At origination on
8/27/2007 the property securing this loan was valued at $723,000. A BPO dated 12/23/2007 valued this property at $397,500, representing a $325,500 or 45 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
62.01% 1/1/2009 $425,919 FF
Active
BPO $723,000
$397,500
$686,850
$686,850
95%
173% 12/23/2007
9918916
1
9/1/2007
FL
670
10/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
8/20/2007 the property securing this loan was valued at $608,000. A BPO dated 12/26/2007 valued this property at $435,000, representing a $173,000 or 29 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Default Reason: (Unknown)
41.97% 12/1/2008 $242,438 6F
Active
BPO $608,000
$435,000
$577,600
$577,600
95%
133% 12/26/2007
9918778
1
9/1/2007
CA
666
10/1/2007
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
Section Three
Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: February 25, 2008
SASCO 2007-BC4 Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
100.00% 100.00%
44.26% 46.81%
27 22
0 0
27 22
0 0
0 0
27 22
0 0
0 0
0 1
0 0
0 0
5 1
32 24
61 47
$0
$0
$183,618 $165,181
$183,618 $165,181
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
1/25/2008 2/25/2008 Trustee Remittance Date
Trustee Remittance Date: February 25, 2008
SASCO 2007-BC4 Paid-Off Mortgages With Prepayment Flags
2008 Clayton Fixed Income Services Inc. All rights reserved.
9917940 PA C0 7/26/2007 3 07/26/2010 $113,729 $4,836 4%
9918268 VA CC 8/8/2007 3 08/08/2010 $188,432 $7,808 4%
9918395 MD CC 8/8/2007 3 08/08/2010 $559,222 $18,231 3%
9917004 MD C0 6/25/2007 2 06/25/2009 $192,572 $6,436 3%
9917586 VA C0 7/18/2007 3 07/18/2010 $108,308 $5,084 5%
9917721 CA CC 7/24/2007 3 07/24/2010 $166,751 $6,457 4%
9918754 MD CC 8/22/2007 3 08/22/2010 $189,716 $5,997 3%
9918512 NY C0 8/22/2007 3 08/22/2010 $386,176 $17,398 5%
9918677 MD C0 8/24/2007 3 08/24/2010 $146,173 $6,652 5%
9918597 MD CC 8/14/2007 3 08/14/2010 $275,595 $8,808 3%
9918702 CA C0 8/20/2007 3 08/20/2010 $179,876 $5,613 3%
9918648 CA C0 8/21/2007 3 08/21/2010 $129,419 $6,318 5%
9914821 MD C0 4/6/2007 2 04/06/2009 $150,577 $4,697 3%
9916158 AZ C0 4/25/2007 2 04/25/2009 $210,914 $6,343 3%
9914379 UT 30 1/17/2007 2 01/17/2009 $198,037 $8,142 4%
9915231 DC C0 5/25/2007 2 05/25/2009 $147,758 $0 0 % Liquidated through short sale
9916821 IL C0 6/29/2007 1 06/29/2008 $151,032 $5,726 4%
9916188 MD C0 5/4/2007 2 05/04/2009 $304,035 $8,769 3%
9916607 MD CC 6/9/2007 2 06/09/2009 $125,782 $4,314 3%
9916590 MD F0 6/14/2007 2 06/14/2009 $204,267 $6,140 3%
9916351 MO C0 5/30/2007 2 05/30/2009 $186,253 $6,465 3%
9915465 CA C0 5/4/2007 2 05/04/2009 $119,782 $4,252 4%
9915957 MI C0 5/21/2007 2 05/21/2009 $138,150 $1,383 1%
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
SASCO 2007-BC4 Additional Funds Remitted
Trustee Remittance Date: February 25, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
9919366 CA 00 2/6/2007 2 02/06/2009 $9,314 $9,314 Trailing PPP
Servicer Number
State
Delinquency String
Origination Date
Years To
Expiration
Expiration
Date
Payoff
Amount
Cur. Funds
Remitted
Total PPP
Remitted
% of PPP to
Payoff
Amount
Comment
SASCO 2007-BC4 Outstanding Issues
Trustee Remittance Date: February 25, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
Loan Number
State
Delinquency
History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
Cur. Funds
Remitted
Total PPP
Remitted
% of PPP to
Payoff
Amount
Comment
Section Four
Loss Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Losses Through: January 31, 2008
SASCO 2007-BC4 Historical Monthly Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
1/25/2008 $0.00 0.00%
2/25/2008 $77,872.61 0.01%
Totals: $77,872.61 0.01%
Date Loan Loss Amount Loss Percentage
* The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
Trustee Remittance Date: February 25, 2008
SASCO 2007-BC4 Loss Reconciliation Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$54,573 9915231 $23,299 9914562
Loss
Servicer Number
Loss
Servicer Number
Loan-Level Loss Report
Subsequent Losses
Subsequent Gains
Monthly Security Loss:
$77,873
Losses Remitted: $77,873
Difference: $0
Loan-Level Losses: $77,873
Subsequent Losses: $0
Subsequent Gains: $0
2/25/2008 $77,873
Remittance Statement
Summary
Loan-Level Loss Report Total:
$77,873
Subsequent Losses Total:
Subsequent Gains Total:
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4 FICO Distribution by Status
Mortgage Data Through: January 31, 2008
FICO Delinquency Percentage
420 Current 0
420 Delinquent 0.002
430 Current 0
430 Delinquent 0.003
440 Current 0
440 Delinquent 0.002
450 Current 0.023
450 Delinquent 0.012
460 Current 0.002
460 Delinquent 0.015
470 Current 0.004
470 Delinquent 0.025
480 Current 0.004
480 Delinquent 0.028
490 Current 0.007
490 Delinquent 0.031
490 Paid Off 0.011
500 Current 0.016
500 Delinquent 0.049
510 Current 0.04
510 Delinquent 0.081
510 Paid Off 0.032
520 Current 0.037
520 Delinquent 0.078
520 Paid Off 0.042
530 Current 0.04
530 Delinquent 0.038
530 Paid Off 0.074
540 Current 0.033
540 Delinquent 0.066
540 Paid Off 0.021
550 Current 0.044
550 Delinquent 0.058
550 Paid Off 0.053
560 Current 0.041
560 Delinquent 0.055
560 Paid Off 0.074
570 Current 0.039
570 Delinquent 0.048
570 Paid Off 0.042
580 Current 0.045
580 Delinquent 0.032
580 Paid Off 0.032
590 Current 0.046
590 Delinquent 0.048
590 Paid Off 0.053
600 Current 0.06
600 Delinquent 0.048
600 Paid Off 0.032
Status # of Loans Std. Deviation Average
610 Current 0.063
610 Delinquent 0.049
610 Paid Off 0.074
620 Current 0.071
620 Delinquent 0.032
620 Paid Off 0.053
630 Current 0.071
630 Delinquent 0.048
630 Paid Off 0.074
640 Current 0.076
640 Delinquent 0.038
640 Paid Off 0.032
650 Current 0.053
650 Delinquent 0.032
650 Paid Off 0.032
660 Current 0.046
660 Delinquent 0.015
660 Paid Off 0.074
670 Current 0.035
670 Delinquent 0.017
670 Paid Off 0.053
680 Current 0.033
680 Delinquent 0.015
680 Paid Off 0.042
690 Current 0.023
690 Delinquent 0.012
690 Paid Off 0.011
700 Current 0.012
700 Delinquent 0.003
700 Paid Off 0.021
710 Current 0.008
710 Delinquent 0.005
710 Paid Off 0.011
720 Current 0.005
720 Delinquent 0.006
720 Paid Off 0.021
730 Current 0.005
730 Delinquent 0.002
730 Paid Off 0.021
740 Current 0.004
740 Delinquent 0.002
750 Current 0.002
760 Current 0.002
770 Current 0.002
780 Current 0.001
790 Current 0.001
790 Delinquent 0.002
800 Current 0.001
810 Current 0
Current 5,203 598 66.494
Delinquent 651 562 69.905
5,854 Total:
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
Mortgage Data Through: January 31, 2008
SASCO 2007-BC4 Loan-to-Value Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
0.7 Delinquent 0.123
0.8 Paid Off 0.189
0.8 Delinquent 0.287
0.7 Current 0.156
0.6 Paid Off 0.137
0.6 Delinquent 0.052
0.7 Paid Off 0.179
1 Delinquent 0.149
1 Paid Off 0.200
1 Current 0.165
0.9 Current 0.284
0.8 Current 0.243
0.9 Paid Off 0.211
0.9 Delinquent 0.358
0.3 Paid Off 0.011
0.3 Current 0.007
0.3 Delinquent 0.003
0.1 Current 0.001
0.2 Current 0.002
0.2 Delinquent 0.002
0.4 Paid Off 0.011
0.5 Current 0.042
0.5 Paid Off 0.063
0.6 Current 0.082
0.4 Delinquent 0.006
0.4 Current 0.018
0.5 Delinquent 0.020
LTV Delinquency Percentage
Delinquent 651 0.820 0.121
Paid Off 95 0.775 0.157
Current 5,203 0.793 0.148
Total: 5,949
Status # of Loans Average Std. Deviation
Mortgage Data Through: January 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
290000 Current 0.016
290000 Delinquent 0.018
280000 Delinquent 0.018
270000 Delinquent 0.023
280000 Current 0.022
300000 Current 0.019
240000 Current 0.032
240000 Delinquent 0.035
230000 Delinquent 0.031
220000 Delinquent 0.029
230000 Current 0.029
260000 Delinquent 0.018
270000 Current 0.020
260000 Current 0.025
250000 Current 0.029
250000 Delinquent 0.026
220000 Current 0.037
80000 Delinquent 0.034
90000 Current 0.023
70000 Delinquent 0.023
80000 Current 0.031
90000 Delinquent 0.022
110000 Current 0.041
110000 Delinquent 0.045
100000 Current 0.038
100000 Delinquent 0.040
70000 Current 0.024
30000 Delinquent 0.003
40000 Current 0.006
20000 Current 0.001
30000 Current 0.003
40000 Delinquent 0.011
60000 Current 0.017
60000 Delinquent 0.011
50000 Current 0.011
50000 Delinquent 0.014
120000 Current 0.039
180000 Delinquent 0.038
190000 Current 0.030
170000 Delinquent 0.035
180000 Current 0.039
190000 Delinquent 0.032
210000 Current 0.036
210000 Delinquent 0.026
200000 Current 0.038
200000 Delinquent 0.020
170000 Current 0.043
130000 Delinquent 0.038
140000 Current 0.039
120000 Delinquent 0.051
130000 Current 0.040
140000 Delinquent 0.037
160000 Current 0.040
160000 Delinquent 0.045
150000 Current 0.042
150000 Delinquent 0.025
Balance Delinquency Percentage
Mortgage Data Through: January 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
520000 Delinquent 0.002
530000 Current 0.002
510000 Delinquent 0.003
520000 Current 0.002
540000 Delinquent 0.003
550000 Current 0.002
530000 Delinquent 0.002
540000 Current 0.002
510000 Current 0.003
480000 Current 0.002
480000 Delinquent 0.003
470000 Current 0.004
470000 Delinquent 0.006
500000 Current 0.004
500000 Delinquent 0.003
490000 Current 0.004
490000 Delinquent 0.002
570000 Current 0.002
570000 Delinquent 0.002
560000 Current 0.002
560000 Delinquent 0.005
580000 Current 0.001
580000 Delinquent 0.005
350000 Delinquent 0.014
360000 Current 0.010
340000 Delinquent 0.020
350000 Current 0.011
370000 Delinquent 0.008
380000 Current 0.007
360000 Delinquent 0.014
370000 Current 0.010
310000 Delinquent 0.017
320000 Current 0.015
300000 Delinquent 0.018
310000 Current 0.020
330000 Delinquent 0.022
340000 Current 0.012
320000 Delinquent 0.017
330000 Current 0.011
380000 Delinquent 0.006
440000 Current 0.007
440000 Delinquent 0.003
430000 Current 0.005
430000 Delinquent 0.011
460000 Current 0.005
460000 Delinquent 0.008
450000 Current 0.005
450000 Delinquent 0.008
400000 Current 0.007
400000 Delinquent 0.009
390000 Current 0.006
390000 Delinquent 0.005
420000 Current 0.006
420000 Delinquent 0.003
410000 Current 0.005
410000 Delinquent 0.005
Balance Delinquency Percentage
Mortgage Data Through: January 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
840000 Delinquent 0.002
840000 Current 0.001
830000 Delinquent 0.003
880000 Current 0.000
870000 Current 0.000
850000 Current 0.000
830000 Current 0.000
790000 Delinquent 0.002
790000 Current 0.000
780000 Current 0.000
820000 Current 0.000
810000 Current 0.000
800000 Current 0.000
1100000 Current 0.000
1060000 Current 0.000
1020000 Delinquent 0.002
1500000 Current 0.000
1180000 Current 0.000
1160000 Current 0.000
1000000 Current 0.000
920000 Current 0.000
900000 Current 0.000
890000 Current 0.000
970000 Current 0.000
950000 Current 0.000
940000 Current 0.000
760000 Delinquent 0.002
640000 Delinquent 0.003
640000 Current 0.002
630000 Current 0.001
660000 Current 0.000
650000 Delinquent 0.002
650000 Current 0.001
600000 Current 0.001
590000 Delinquent 0.003
590000 Current 0.002
620000 Current 0.001
610000 Current 0.001
600000 Delinquent 0.002
660000 Delinquent 0.003
730000 Current 0.000
710000 Delinquent 0.003
710000 Current 0.000
760000 Current 0.000
750000 Delinquent 0.002
750000 Current 0.000
680000 Delinquent 0.005
680000 Current 0.000
670000 Current 0.000
700000 Current 0.001
690000 Delinquent 0.002
690000 Current 0.001
Balance Delinquency Percentage
Current 5,203 218,358.44 128,999.50
Status # of Loans Average Std. Deviation
Mortgage Data Through: January 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 651 230,216.29 144,407.96
Total: 5,854
SASCO 2007-BC4 Mortgage Type Distribution by
Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.916
Primary Home Delinquent 0.922
Second Home Current 0.007
Second Home Paid Off 0.011
Second Home Delinquent 0.005
Investment Home Delinquent 0.074
Investment Home Current 0.081
Primary Home Current 0.912
Investment Home Paid Off 0.074
Mortgage Type Delinquency Percentage
Fixed 5,683 1,237,558,947.89 217,765.08 130,746.89
ARM 266 48,430,797.63 182,070.67 165,486.62
Total: 5,949 1,285,989,746
Mortgage Type Loan Count Total Balance Avg. Balance Std. Deviation
SASCO 2007-BC4 Mortgage Term Distribution by
Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
240 Delinquent 0.006
240 Current 0.003
180 Current 0.006
360 Paid Off 1.000
360 Current 0.986
360 Delinquent 0.974
180 Delinquent 0.012
0 Current 0.000
0 Current 0.000
0 Current 0.004
120 Current 0.000
0 Delinquent 0.008
Mortgage Term Delinquency Percentage
5,949 26 1 40 21 5,861
# of Loans Other 120 180 240 360
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
4,215 70.9%
21.2% 1,262
7.9% 468
0.0% 1
0.1% 3
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
71.4% 3,717
20.9% 1,090
7.6% 393
0.0% 1
0.0% 2
Total 5,949 100% Total 5,203 100%
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
66.1% 430
22.9% 149
11.1% 72
0.0% 0
0.0% 0
71.6% 68
24.2% 23
3.2% 3
0.0% 0
1.1% 1
Total 651 100% Total 95 100%
Purpose Number Percentage Purpose Number Percentage
Delinquent Loans Paid Off Loans
SASCO 2007-BC4 Mortgage Purpose Distribution
Mortgage Data Through: January 31, 2008
Purpose Number Percentage Purpose Number Percentage
Origination Statistics Current Loans
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4 Ownership Distribution by Status
Mortgage Data Through: January 31, 2008
Title # of Loans
Ownership Type Delinquency Percentage
Investment Home Current 0.081
Investment Home Delinquent 0.074
Investment Home Paid Off 0.074
Primary Home Current 0.912
Primary Home Delinquent 0.922
Primary Home Paid Off 0.916
Second Home Current 0.007
Second Home Delinquent 0.005
Second Home Paid Off 0.011
Investment Home 474
Primary Home 5,433
Second Home 42
5,949 Total:
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
Mortgage Data Through: January 31, 2008
SASCO 2007-BC4 Delinquent Count Over Time
2008 Clayton Fixed Income Services Inc. All rights reserved.
1/31/2008 357 155 22 117 0
12/31/2007 349 152 6 11 0
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: January 31, 2008
SASCO 2007-BC4 Delinquent Balance Over Time
2008 Clayton Fixed Income Services Inc. All rights reserved.
1/31/2008 78925370 35323787 6138463 29483187 0
12/31/2007 74383200 33930875 2073578 2626776 0
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: January 31, 2008
SASCO 2007-BC4 Historical Monthly Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
12/31/2007 1/25/2008 11.04%
1/31/2008 2/25/2008 10.71%
Date Distribution Date CPR 3-Month MA 6-Month MA 12-Month MA
Mortgage Data Through: January 31, 2008
SASCO 2007-BC4 Historical SDA Performance
2008 Clayton Fixed Income Services Inc. All rights reserved.
12/31/2007 $7.66
$0
0.00% 0.00% 0.15% 0%
1/31/2008 $8.66
$0
0.00% 0.00% 0.17% 0%
Averages: $8.16
$0
0.00% 0.00% 0.16% 0%
Date
Weighted
Average Age
Default Amt
Monthly
Default Rate CDR (F-R)
SDA Curve SDA %